Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Due from Related Parties

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€35,118	€35,118
Long-term investment	-	-	291,810	291,810
Trade receivables	-	-	10,116,959	10,116,959
Total	€-	€-	€10,443,887	€10,443,887

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€16,908	€16,908
Long-term investment	-	-	112,725	112,725
Trade receivables	250	-	116,337	116,587
Total	€250	€-	€245,970	€246,220

Schedule of Due to Related Parties

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(1,020,746)	€(822)	€(1,021,568)
Advance Payment	-	-	(1,840,395)	(1,840,395)
Trade payable	-	(67,154)	-	(67,154)
Total	€-	€(1,087,900)	€(1,841,217)	€(2,929,117)

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(1,900,000)	€(784)	€(1,900,784)
Credits pending collection	-	164,380	-	164,380
Trade payable	-	(2,196)	(53,445)	(55,641)
Total	€-	€(1,737,816)	€(54,229)	€(1,792,045)

Schedule of Transactions with Related Parties

Year Ended December 31, 2025

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Sales	€-	€-	€10,524,288	€10,524,288
*Services received	-	(582,440)	-	(582,440)
Total	€-	€(582,440)	€10,524,288	€9,941,848

*	Comprised of selling and administrative – related parties of €360,787, salaries and benefits – related parties of €140,333 (including stock-based compensation of €132,015 from RSU) and interest expense – related parties of €81,320.

Year Ended December 31, 2024

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Sales	€742	€-	€305,909	€306,651
*Services received	-	(1,133,890)	-	(1,133,890)
Total	€742	€(1,133,890)	€305,909	€(827,239)

*	Comprised of selling and administrative – related parties of €848,832, salaries and benefits – related parties of €101,281 (including stock-based compensation of €88,248) and interest expense – related parties of €183,777.

Year Ended December 31, 2023

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Sales	€28,419	€2,418	€1,349,710	€1,380,547
*Services received	-	(1,139,518)	-	(1,139,518)
Purchases	-	-	(1,201,244)	(1,201,244)
Total	€28,419	€(1,137,100)	€148,466	€(960,215)

*	Comprised of selling and administrative – related parties of €1,010,769, salaries and benefits – related parties of €9,999 and interest expense – related parties of €118,750.